Fair Value Measurements (Assets and Liabilities Measured at Fair Value on Recurring Basis) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Warrant [Member]
Liabilities
Derivative liabilities	$ 329	$ 416	$ 175
Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Liabilities
Derivative liabilities	0	0	0
Fair Value, Inputs, Level 2 [Member] | Warrant [Member]
Liabilities
Derivative liabilities	0	0	0
Fair Value Inputs Level 3 [Member] | Warrant [Member]
Liabilities
Derivative liabilities	$ 329	416	$ 175
Conversion Warrants [Member]
Liabilities
Derivative liabilities		1
Conversion Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Derivative liabilities		0
Conversion Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Derivative liabilities		0
Conversion Warrants [Member] | Fair Value Inputs Level 3 [Member]
Liabilities
Derivative liabilities		$ 1